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[AMERICAN GENERAL FINANCIAL GROUP LETTERHEAD]



                                                                     May 4, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, DC 20549

         RE: The Variable Annuity Life Insurance Company ("VALIC") Separate Account A
                  File Nos. 2-32783 and 811-3240

Dear Commissioners:

On behalf of the above captioned Registrant and pursuant to Rule 497(j) under the Securities Act of 1933 ("Act"), we hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act does not differ from that contained in the Registrant's Post-Effective Amendment No. 53 which was filed electronically on April 28, 1999.

Should you have any questions regarding this submission, please contact the undersigned at (713) 831-4954 or Nori L. Gabert at (713) 831-5165.

                                                       Sincerely,

                                                       /s/ PETER DAVIDSON

                                                       Peter Davidson

cc:      Nori L. Gabert, Esq.